NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of the Calculation of Basic and Diluted Earnings per Share

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2011	2012	2013

Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$3,005	$(2,202)	$124
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	418,499,545	412,706,341	412,103,255
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	15,483,560	-	13,311,756
Weighted average shares outstanding used in computing diluted net income (loss) per share	433,983,105	412,706,341	425,415,011
Net income (loss) per share, basic	$0.0072	$(0.0053)	$0.0003
Net income (loss) per share, diluted	$0.0070	$(0.0053)	$0.0003